Contingencies, Commitments and Guarantees - Summary of Future Unconditional Purchase Obligations (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	$ 588
Not later than one year [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	343
Later than one year and not later than two years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	144
Later than two years and not later than three years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	58
Later than three years and not later than four years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	26
Later than four years and not later than five years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	13
Later than five years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	$ 4